Document and Entity Information	0 Months Ended
Apr. 30, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2015
Registrant Name	TURNER FUNDS
Central Index Key	0001006783
Amendment Flag	false
Document Creation Date	Apr. 30, 2015
Document Effective Date	May 30, 2015
Prospectus Date	Jan. 31, 2015
Turner Titan II Fund | Institutional
Risk/Return:
Trading Symbol	TSPEX
Turner Titan II Fund | Investor
Risk/Return:
Trading Symbol	TSPCX